INCOME TAX - Pretax loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
United States	$ (2,728)	$ (1,792)	$ (1,097)
Other than United States	(33,410)	(29,831)	(11,551)
Total	$ (36,138)	$ (31,623)	$ (12,648)